Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000017636 | Pennsylvania StateGOFalse508/15/2033
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017636 | Wisconsin State, Public Finance AuthorityRBDuke Energy Progress ProjectFalse3.710/01/2046
Holdings [Line Items]
Percent of Total Investments	0.70%
C000017636 | New Jersey State, Tobacco Settlement FinancingARBFalse506/01/2035
Holdings [Line Items]
Percent of Total Investments	0.70%
C000017636 | Massachusetts State, Development Finance AgencyRBBeth Israel Lahey HealthFalse5.2507/01/2044
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | Atlanta, Water & Wastewater Revenue AuthoritySubRBBAMFalse511/01/2032
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | Pennsylvania State, Economic Development Financing AuthorityRBPENNDOT Major Bridges ProjectFalse506/30/2034
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | Puerto Rico, Sales Tax Financing, Sales Tax RevenueA-1RBFalse4.5507/01/2040
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Phoenix, Industrial Development AuthorityBRBMayo Clinic ProjectFalse1.711/15/2052
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Virginia State, Tobacco Settlement FinancingSub CRBFalse006/01/2047
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Philadelphia, School DistrictFGOST AID WITHHLDGFalse509/01/2030
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Pennsylvania StateGOFalse508/15/2033
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147417 | Wisconsin State, Public Finance AuthorityRBDuke Energy Progress ProjectFalse3.710/01/2046
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147417 | New Jersey State, Tobacco Settlement FinancingARBFalse506/01/2035
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147417 | Massachusetts State, Development Finance AgencyRBBeth Israel Lahey HealthFalse5.2507/01/2044
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | Atlanta, Water & Wastewater Revenue AuthoritySubRBBAMFalse511/01/2032
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | Pennsylvania State, Economic Development Financing AuthorityRBPENNDOT Major Bridges ProjectFalse506/30/2034
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | Puerto Rico, Sales Tax Financing, Sales Tax RevenueA-1RBFalse4.5507/01/2040
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Phoenix, Industrial Development AuthorityBRBMayo Clinic ProjectFalse1.711/15/2052
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Virginia State, Tobacco Settlement FinancingSub CRBFalse006/01/2047
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Philadelphia, School DistrictFGOST AID WITHHLDGFalse509/01/2030
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017624 | Kentucky State, Public Energy AuthorityARBFalse5.2506/01/2055
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017624 | Charlotte-Mecklenburg, Hospital AuthorityHRBAtrium Health GroupFalse2.401/15/2048
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017624 | Iowa State, Finance AuthorityRBUnityPoint Health ProjectFalse2.1507/01/2041
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017624 | TulsaAGOFalse0.0501/01/2026
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017624 | Dallas City, Housing Finance Corporation, Multifamily Housing RevenueRBWaterford at GoldmarkFalse3.301/01/2043
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017624 | Gainesville, Utilities System Revenue AuthorityBRBFalse2.4510/01/2042
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017624 | TennergyRBFalse510/01/2054
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017624 | Black Belt, Energy Gas DistrictSRBFalse412/01/2025
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017624 | Alachua County, Housing Finance AuthorityRBFalse3.312/01/2029
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017624 | Salt Verde Financial CorpRBGas RevenueFalse5.2512/01/2027
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147411 | Kentucky State, Public Energy AuthorityARBFalse5.2506/01/2055
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147411 | Charlotte-Mecklenburg, Hospital AuthorityHRBAtrium Health GroupFalse2.401/15/2048
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147411 | Iowa State, Finance AuthorityRBUnityPoint Health ProjectFalse2.1507/01/2041
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147411 | TulsaAGOFalse0.0501/01/2026
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147411 | Dallas City, Housing Finance Corporation, Multifamily Housing RevenueRBWaterford at GoldmarkFalse3.301/01/2043
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147411 | Gainesville, Utilities System Revenue AuthorityBRBFalse2.4510/01/2042
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147411 | TennergyRBFalse510/01/2054
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147411 | Black Belt, Energy Gas DistrictSRBFalse412/01/2025
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147411 | Alachua County, Housing Finance AuthorityRBFalse3.312/01/2029
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147411 | Salt Verde Financial CorpRBGas RevenueFalse5.2512/01/2027
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017631 | Los Angeles, Department of Water & PowerERBWater System RevenueFalse507/01/2035
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017631 | Los Angeles, Unified School DistrictAGOFalse507/01/2031
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017631 | California StateGOFalse510/01/2035
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017631 | California StateGOVarious PurposeFalse510/01/2029
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017631 | California StateGOFalse511/01/2031
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017631 | California State, Community Choice Financing AuthorityB-1RBClean Energy ProjectFalse402/01/2052
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017631 | California State, Community Choice Financing AuthorityRBClean Energy ProjectFalse502/01/2055
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017631 | Burbank-Glendale-Pasadena Airport Authority Brick CampaignBRBFalse507/01/2032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017631 | California State, Health Facilities Financing Authority2006-CRBKaiser Permanente ProjectFalse506/01/2041
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017631 | California State, Statewide Communities Development Authority2004-MRBKaiser Permanente ProjectFalse504/01/2038
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147416 | Los Angeles, Department of Water & PowerERBWater System RevenueFalse507/01/2035
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147416 | Los Angeles, Unified School DistrictAGOFalse507/01/2031
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147416 | California StateGOFalse510/01/2035
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147416 | California StateGOVarious PurposeFalse510/01/2029
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147416 | California StateGOFalse511/01/2031
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147416 | California State, Community Choice Financing AuthorityB-1RBClean Energy ProjectFalse402/01/2052
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147416 | California State, Community Choice Financing AuthorityRBClean Energy ProjectFalse502/01/2055
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147416 | Burbank-Glendale-Pasadena Airport Authority Brick CampaignBRBFalse507/01/2032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147416 | California State, Health Facilities Financing Authority2006-CRBKaiser Permanente ProjectFalse506/01/2041
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147416 | California State, Statewide Communities Development Authority2004-MRBKaiser Permanente ProjectFalse504/01/2038
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017627 | Massachusetts State, Development Finance AgencyTRBChildren's HospitalFalse503/01/2034
Holdings [Line Items]
Percent of Total Investments	5.60%
C000017627 | Massachusetts StateCGOFalse510/01/2033
Holdings [Line Items]
Percent of Total Investments	4.70%
C000017627 | Massachusetts Bay, Transportation AuthorityARBFalse507/01/2036
Holdings [Line Items]
Percent of Total Investments	2.90%
C000017627 | BostonAGOFalse411/01/2031
Holdings [Line Items]
Percent of Total Investments	2.70%
C000017627 | Massachusetts State, Development Finance AgencyRBPartners Healthcare SystemFalse507/01/2030
Holdings [Line Items]
Percent of Total Investments	2.60%
C000017627 | Massachusetts State, Clean Water TrustRBFalse508/01/2030
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017627 | Massachusetts State, Port AuthorityARBFalse507/01/2028
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017627 | Massachusetts State, Development Finance AgencyBRBHarvard UniversityFalse402/15/2036
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017627 | Woods Hole, Marthas Vineyard & Nantucket, Steamship AuthorityARBFalse503/01/2029
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017627 | Massachusetts State, Development Finance AgencyRBBabson CollegeFalse510/01/2033
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147413 | Massachusetts State, Development Finance AgencyTRBChildren's HospitalFalse503/01/2034
Holdings [Line Items]
Percent of Total Investments	5.60%
C000147413 | Massachusetts StateCGOFalse510/01/2033
Holdings [Line Items]
Percent of Total Investments	4.70%
C000147413 | Massachusetts Bay, Transportation AuthorityARBFalse507/01/2036
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147413 | BostonAGOFalse411/01/2031
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147413 | Massachusetts State, Development Finance AgencyRBPartners Healthcare SystemFalse507/01/2030
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147413 | Massachusetts State, Clean Water TrustRBFalse508/01/2030
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147413 | Massachusetts State, Port AuthorityARBFalse507/01/2028
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147413 | Massachusetts State, Development Finance AgencyBRBHarvard UniversityFalse402/15/2036
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147413 | Woods Hole, Marthas Vineyard & Nantucket, Steamship AuthorityARBFalse503/01/2029
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147413 | Massachusetts State, Development Finance AgencyRBBabson CollegeFalse510/01/2033
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017630 | Tobacco Settlement FinancingARBFalse506/01/2034
Holdings [Line Items]
Percent of Total Investments	3.30%
C000017630 | New Jersey State, Transportation Trust Fund AuthoritySRBFalse506/15/2032
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017630 | New Jersey State, Transportation Trust Fund AuthorityARBFalse406/15/2035
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017630 | New Jersey State, Higher Education Student Assistance AuthorityARBFalse512/01/2033
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017630 | New York & New Jersey, Port AuthorityRBFalse511/01/2032
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017630 | New York & New Jersey, Port Authority223RBFalse507/15/2033
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017630 | New Jersey State, Educational Facilities AuthorityBRBMontclair State UniversityFalse507/01/2028
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017630 | New Jersey State, Educational Facilities AuthorityA1RBFalse503/01/2037
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017630 | New Jersey State, Health Care Facilities Financing AuthorityRBRWJ Barnabas Health Obligated GroupFalse507/01/2036
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017630 | New Jersey StateGOCOVID-19 Emergency BondsFalse406/01/2031
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147415 | Tobacco Settlement FinancingARBFalse506/01/2034
Holdings [Line Items]
Percent of Total Investments	3.30%
C000147415 | New Jersey State, Transportation Trust Fund AuthoritySRBFalse506/15/2032
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147415 | New Jersey State, Transportation Trust Fund AuthorityARBFalse406/15/2035
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147415 | New Jersey State, Higher Education Student Assistance AuthorityARBFalse512/01/2033
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147415 | New York & New Jersey, Port AuthorityRBFalse511/01/2032
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147415 | New York & New Jersey, Port Authority223RBFalse507/15/2033
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147415 | New Jersey State, Educational Facilities AuthorityBRBMontclair State UniversityFalse507/01/2028
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147415 | New Jersey State, Educational Facilities AuthorityA1RBFalse503/01/2037
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147415 | New Jersey State, Health Care Facilities Financing AuthorityRBRWJ Barnabas Health Obligated GroupFalse507/01/2036
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147415 | New Jersey StateGOCOVID-19 Emergency BondsFalse406/01/2031
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017629 | Triborough, Bridge & Tunnel AuthoritySub ARBMTA Bridges & TunnelsFalse502/01/2028
Holdings [Line Items]
Percent of Total Investments	4.20%
C000017629 | New York & New Jersey, Port AuthorityRBFalse511/01/2030
Holdings [Line Items]
Percent of Total Investments	4.00%
C000017629 | Triborough, Bridge & Tunnel AuthorityRBMTA Bridges & TunnelsFalse512/01/2037
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017629 | New York State, Dormitory AuthorityARBSchool Districts Financing ProgramFalse510/01/2029
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017629 | New York City, Transitional Finance AuthoritySub S-3RBBuilding AidFalse507/15/2032
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017629 | New York City, Transitional Finance AuthoritySubRBFuture Tax SecuredFalse505/01/2037
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017629 | Suffolk, Tobacco Asset SecuritizationRBFalse406/01/2035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017629 | New York State, Dormitory AuthorityRBPresbyterian Hospital Obligated GroupFalse508/01/2035
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017629 | New York City, Energy Finance DevelopmentRBFalse507/01/2056
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017629 | Hudson Yards InfrastructureRBFalse502/15/2034
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147414 | Triborough, Bridge & Tunnel AuthoritySub ARBMTA Bridges & TunnelsFalse502/01/2028
Holdings [Line Items]
Percent of Total Investments	4.20%
C000147414 | New York & New Jersey, Port AuthorityRBFalse511/01/2030
Holdings [Line Items]
Percent of Total Investments	4.00%
C000147414 | Triborough, Bridge & Tunnel AuthorityRBMTA Bridges & TunnelsFalse512/01/2037
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147414 | New York State, Dormitory AuthorityARBSchool Districts Financing ProgramFalse510/01/2029
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147414 | New York City, Transitional Finance AuthoritySub S-3RBBuilding AidFalse507/15/2032
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147414 | New York City, Transitional Finance AuthoritySubRBFuture Tax SecuredFalse505/01/2037
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147414 | Suffolk, Tobacco Asset SecuritizationRBFalse406/01/2035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147414 | New York State, Dormitory AuthorityRBPresbyterian Hospital Obligated GroupFalse508/01/2035
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147414 | New York City, Energy Finance DevelopmentRBFalse507/01/2056
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147414 | Hudson Yards InfrastructureRBFalse502/15/2034
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017626 | Philadelphia, Industrial Development AuthorityRBThe Children's Hospital of Philadelphia ProjectFalse407/01/2035
Holdings [Line Items]
Percent of Total Investments	3.80%
C000017626 | Pennsylvania StateGOBAMFalse403/01/2035
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017626 | Pennsylvania State, Higher Education Assistance AgencyARBFalse506/01/2032
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017626 | Philadelphia, School DistrictAGOST AID WITHHLDGFalse509/01/2027
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017626 | Pennsylvania StateGOFalse509/01/2032
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017626 | Philadelphia, Water & Wastewater Revenue AuthorityCRBAGCFalse509/01/2035
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017626 | Adams County, General AuthorityRBThe Brethren Home CommunityFalse506/01/2034
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017626 | Commonwealth Financing AuthorityRBTobacco Master SettlementFalse506/01/2028
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017626 | Philadelphia, Housing AuthorityRBPHADC Acquisition ProgramFalse5.2503/01/2038
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017626 | Allegheny County, Hospital Development AuthorityRBAllegheny Health NetworkFalse504/01/2028
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147412 | Philadelphia, Industrial Development AuthorityRBThe Children's Hospital of Philadelphia ProjectFalse407/01/2035
Holdings [Line Items]
Percent of Total Investments	3.80%
C000147412 | Pennsylvania StateGOBAMFalse403/01/2035
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147412 | Pennsylvania State, Higher Education Assistance AgencyARBFalse506/01/2032
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147412 | Philadelphia, School DistrictAGOST AID WITHHLDGFalse509/01/2027
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147412 | Pennsylvania StateGOFalse509/01/2032
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147412 | Philadelphia, Water & Wastewater Revenue AuthorityCRBAGCFalse509/01/2035
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147412 | Adams County, General AuthorityRBThe Brethren Home CommunityFalse506/01/2034
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147412 | Commonwealth Financing AuthorityRBTobacco Master SettlementFalse506/01/2028
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147412 | Philadelphia, Housing AuthorityRBPHADC Acquisition ProgramFalse5.2503/01/2038
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147412 | Allegheny County, Hospital Development AuthorityRBAllegheny Health NetworkFalse504/01/2028
Holdings [Line Items]
Percent of Total Investments	1.90%
C000047166 | Puerto RicoSub SeniorNotesFalse011/01/2051
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047166 | Texas State, Water Development BoardARBFalse4.87510/15/2048
Holdings [Line Items]
Percent of Total Investments	1.30%
C000047166 | Puerto Rico, Sales Tax Financing, Sales Tax RevenueA1RBFalse007/01/2051
Holdings [Line Items]
Percent of Total Investments	1.20%
C000047166 | Affordable Housing Opportunities TrustAH-07RBNorthwest OneFalse3.16710/01/2038
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047166 | Puerto Rico, GDB Debt Recovery AuthorityRBFalse7.508/20/2040
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047166 | Australia & New Zealand Banking GroupFalse6.7512/15/2173
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047166 | M-S-R, Energy AuthorityCRBFalse6.511/01/2039
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047166 | Rhode Island State, Tobacco Settlement Financing AuthorityBRBFalse506/01/2050
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047166 | West Virginia State, Tobacco Settlement, Finance AuthorityBRBFalse006/01/2047
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047166 | Toll Road Investors Partnership IIAGUKFalse002/15/2043
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147418 | Puerto RicoSub SeniorNotesFalse011/01/2051
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147418 | Texas State, Water Development BoardARBFalse4.87510/15/2048
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147418 | Puerto Rico, Sales Tax Financing, Sales Tax RevenueA1RBFalse007/01/2051
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147418 | Affordable Housing Opportunities TrustAH-07RBNorthwest OneFalse3.16710/01/2038
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147418 | Puerto Rico, GDB Debt Recovery AuthorityRBFalse7.508/20/2040
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147418 | Australia & New Zealand Banking GroupFalse6.7512/15/2173
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147418 | M-S-R, Energy AuthorityCRBFalse6.511/01/2039
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147418 | Rhode Island State, Tobacco Settlement Financing AuthorityBRBFalse506/01/2050
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147418 | West Virginia State, Tobacco Settlement, Finance AuthorityBRBFalse006/01/2047
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147418 | Toll Road Investors Partnership IIAGUKFalse002/15/2043
Holdings [Line Items]
Percent of Total Investments	0.80%